Concentrations (Details) - Schedule of Details of Customers Total Revenues - Revenue [Member] - Customer Concentration Risk [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 808,726	$ 979,560
Total Revenue, Percentage	27.00%	34.00%
Customer B [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 407,092	$ 477,749
Total Revenue, Percentage	14.00%	17.00%
Customer [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 1,215,818	$ 1,457,309
Total Revenue, Percentage	41.00%	51.00%